Discontinued Operations and Disposal Groups EAI Summary (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 13, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Equity-accounted Investments, Ownership Percentage		100.00%
Disposal Group, Including Disposal Operation, Operating Lease , Expense	$ (845)	$ (23,487)	$ (23,564)
Disposal Group, Including Discontinued Operation, Gain (Loss) on Sale of Assets and Asset Impairment Charges	0	0	(51,000)
Deconsolidation, Gain (Loss), Amount	(58,684)	0	0
Disposal Group, Including Discontinued Operation, Other Income	$ 9
Other Current Liabilities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information		250,753
Other Current Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information		208,029
Other Noncurrent Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information		255,270
Vessels and Equipment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information		1,825,562
Revenue
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Equity-accounted investments, Summarized Financial Information, Statement of Income		990,703	1,008,112
Income From Vessel Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Equity-accounted investments, Summarized Financial Information, Statement of Income		572,985	584,685
Net Realized and Unrealized gain loss from Derivatives
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Equity-accounted investments, Summarized Financial Information, Statement of Income		26,743	(94,760)
Net Income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Equity-accounted investments, Summarized Financial Information, Statement of Income		$ 342,068	$ 152,144
Minimum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Equity-accounted Investments, Ownership Percentage		20.00%
Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Equity-accounted Investments, Ownership Percentage		52.00%
Net Investment In Direct Financing Leases [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information		$ 5,103,376
Short Term Debt and Finance Lease Obligations Current Portion [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information		611,180
Long-term Debt And Finance Lease Obligations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information		4,551,612
Cash and Restricted Cash
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Summarized Financial Information		$ 460,342